Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
IntangibleAssets [Abstract]
Intangible Assets, Net
9.	INTANGIBLE ASSETS, NET
Intangible assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Computer software	12,429	12,424	1,777
Accumulated amortization	(11,442)	(11,574)	(1,655)
Accumulated impairment	(566)	(566)	(81)

Total	421	284	41

Amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 were RMB1,948, RMB813 and RMB137 (US$20), respectively. As of December 31, 2025, estimated amortization expenses of the existing intangible assets for each of the next five years was RMB211, RMB73, nil, nil and nil, respectively.